Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS
At July 31, 2025
(unaudited)

	Shares	Value
COMMON STOCKS - 97.1%
Aerospace & Defense - 2.3%
Curtiss-Wright Corp.	4,475	$ 2,193,734
Elbit Systems Ltd.	2,750	1,283,453
Huntington Ingalls Industries, Inc.	34,321	9,570,754
V2X, Inc. (A)	26,000	1,231,880
		14,279,821
Automobile Components - 0.5%
Gentex Corp.	25,450	672,389
Visteon Corp. (A)	19,600	2,178,540
		2,850,929
Banks - 7.9%
Atlantic Union Bankshares Corp.	112,350	3,561,495
Berkshire Hills Bancorp, Inc.	80,800	1,990,912
Columbia Banking System, Inc.	92,650	2,205,070
Community West Bancshares	16,300	313,775
Dime Community Bancshares, Inc.	87,450	2,423,240
Eastern Bankshares, Inc.	139,800	2,159,910
First Citizens BancShares, Inc., Class A	5,570	11,110,813
First Community Bankshares, Inc.	38,500	1,405,250
First Merchants Corp.	58,650	2,235,738
Hancock Whitney Corp.	8,600	513,592
OceanFirst Financial Corp.	73,450	1,232,491
Princeton Bancorp, Inc.	10,100	304,919
Provident Financial Services, Inc.	152,800	2,784,016
TrustCo Bank Corp.	89,400	3,000,264
UMB Financial Corp.	26,000	2,859,740
United Bankshares, Inc.	31,900	1,133,088
United Community Banks, Inc.	74,750	2,279,875
WaFd, Inc.	112,100	3,262,670
Webster Financial Corp.	80,000	4,612,000
		49,388,858
Beverages - 1.4%
Brown-Forman Corp., Class B	69,200	1,996,420
Molson Coors Beverage Co., Class B	140,500	6,845,160
		8,841,580
Biotechnology - 1.3%
Biogen, Inc. (A)	35,500	4,544,000
Catalyst Pharmaceuticals, Inc. (A)	24,650	525,785
Exelixis, Inc. (A)	79,000	2,861,380
		7,931,165
Building Products - 1.2%
American Woodmark Corp. (A)	26,150	1,375,751
Gibraltar Industries, Inc. (A)	6,150	406,085
Hayward Holdings, Inc. (A)	105,000	1,614,900
Owens Corning	18,100	2,523,683
Quanex Building Products Corp.	93,500	1,821,380
		7,741,799
Capital Markets - 1.2%
Piper Sandler Cos.	13,450	4,241,054
Stifel Financial Corp.	29,650	3,383,658
		7,624,712
	Shares	Value
COMMON STOCKS (continued)
Chemicals - 2.5%
Huntsman Corp.	41,100	$ 398,670
LSB Industries, Inc. (A)	138,200	1,068,286
Mosaic Co.	186,684	6,722,491
PPG Industries, Inc.	54,100	5,707,550
Westlake Corp.	24,800	1,966,640
		15,863,637
Commercial Services & Supplies - 0.3%
HNI Corp.	32,800	1,687,232
Tetra Tech, Inc.	13,250	486,805
		2,174,037
Communications Equipment - 0.2%
Harmonic, Inc. (A)	81,700	695,267
KVH Industries, Inc. (A)	76,500	404,685
Silicom Ltd. (A)	22,650	368,063
		1,468,015
Construction & Engineering - 2.0%
Comfort Systems USA, Inc.	4,185	2,943,310
EMCOR Group, Inc.	9,700	6,086,653
Granite Construction, Inc.	39,000	3,684,330
		12,714,293
Consumer Finance - 0.7%
Ally Financial, Inc.	112,205	4,246,959
Consumer Staples Distribution & Retail - 1.5%
Dollar General Corp.	26,300	2,758,870
Dollar Tree, Inc. (A)	17,800	2,021,190
Ingles Markets, Inc., Class A	16,000	1,006,880
U.S. Foods Holding Corp. (A)	34,100	2,841,553
Village Super Market, Inc., Class A	23,300	801,520
		9,430,013
Containers & Packaging - 2.2%
Crown Holdings, Inc.	67,800	6,736,608
Graphic Packaging Holding Co.	265,130	5,928,307
Greif, Inc., Class A	23,100	1,465,233
		14,130,148
Distributors - 1.5%
LKQ Corp.	321,600	9,477,552
Diversified Consumer Services - 0.5%
American Public Education, Inc. (A)	4,000	118,080
Stride, Inc. (A)	25,000	3,205,750
		3,323,830
Diversified REITs - 0.2%
Broadstone Net Lease, Inc.	87,500	1,421,000
Diversified Telecommunication Services - 0.4%
Liberty Global Ltd., Class A (A)	277,314	2,778,686
Electric Utilities - 2.6%
Evergy, Inc.	134,400	9,515,520
Transamerica Funds

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Electric Utilities (continued)
OGE Energy Corp.	104,900	$ 4,764,558
Portland General Electric Co.	42,300	1,739,376
		16,019,454
Electrical Equipment - 0.9%
Acuity, Inc.	1,500	467,025
LSI Industries, Inc.	191,700	3,508,110
Regal Rexnord Corp.	11,150	1,704,612
		5,679,747
Electronic Equipment, Instruments & Components - 3.4%
Coherent Corp. (A)	17,500	1,883,000
IPG Photonics Corp. (A)	8,750	655,288
Itron, Inc. (A)	9,825	1,223,605
OSI Systems, Inc. (A)	20,325	4,492,028
TD SYNNEX Corp.	34,700	5,010,333
Vishay Intertechnology, Inc.	102,100	1,673,419
Vontier Corp.	154,627	6,412,382
		21,350,055
Energy Equipment & Services - 2.2%
Halliburton Co.	282,200	6,321,280
Helix Energy Solutions Group, Inc. (A)	201,800	1,196,674
Helmerich & Payne, Inc.	42,400	687,304
Noble Corp. PLC	146,400	3,924,984
Seadrill Ltd. (A)	30,450	887,922
Select Water Solutions, Inc.	79,900	769,437
		13,787,601
Entertainment - 1.8%
Madison Square Garden Entertainment Corp. (A)	61,000	2,305,190
Madison Square Garden Sports Corp. (A)	9,825	1,985,632
Sphere Entertainment Co. (A)(B)	23,850	1,026,743
Warner Bros Discovery, Inc. (A)	432,500	5,696,025
		11,013,590
Financial Services - 2.4%
Corpay, Inc. (A)	17,300	5,588,765
Global Payments, Inc.	89,800	7,179,510
Mr. Cooper Group, Inc. (A)	13,200	2,055,504
		14,823,779
Food Products - 7.0%
Archer-Daniels-Midland Co.	136,500	7,395,570
Conagra Brands, Inc.	541,700	9,891,442
Kraft Heinz Co.	373,000	10,242,580
Lamb Weston Holdings, Inc.	57,300	3,270,111
Nomad Foods Ltd.	101,850	1,715,154
Post Holdings, Inc. (A)	44,187	4,675,426
Smithfield Foods, Inc.	46,850	1,130,022
Tyson Foods, Inc., Class A	107,500	5,622,250
		43,942,555
Ground Transportation - 0.8%
U-Haul Holding Co.	92,750	4,823,000
Health Care Equipment & Supplies - 3.3%
AngioDynamics, Inc. (A)	146,600	1,298,876
	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Baxter International, Inc.	306,657	$ 6,672,856
Inmode Ltd. (A)	75,950	1,037,477
Integra LifeSciences Holdings Corp. (A)	70,850	930,969
Koninklijke Philips NV (B)	103,030	2,699,386
Omnicell, Inc. (A)	7,850	243,429
OraSure Technologies, Inc. (A)	98,550	313,389
QuidelOrtho Corp. (A)	12,000	276,240
Zimmer Biomet Holdings, Inc.	82,300	7,542,795
		21,015,417
Health Care Providers & Services - 2.4%
AMN Healthcare Services, Inc. (A)	14,900	273,266
Centene Corp. (A)	215,900	5,628,513
Cross Country Healthcare, Inc. (A)	45,600	613,320
Encompass Health Corp.	32,450	3,573,069
Enhabit, Inc. (A)	118,500	796,320
Henry Schein, Inc. (A)	53,800	3,639,570
National HealthCare Corp.	7,850	753,836
		15,277,894
Health Care REITs - 0.9%
Community Healthcare Trust, Inc.	69,250	1,064,373
Healthpeak Properties, Inc.	112,000	1,897,280
Sabra Health Care, Inc.	162,350	2,927,170
		5,888,823
Hotel & Resort REITs - 0.5%
Apple Hospitality, Inc.	152,300	1,789,525
DiamondRock Hospitality Co.	121,700	939,524
Summit Hotel Properties, Inc.	59,150	308,763
		3,037,812
Hotels, Restaurants & Leisure - 0.5%
Bloomin' Brands, Inc.	42,600	388,086
Churchill Downs, Inc.	13,575	1,453,068
Golden Entertainment, Inc.	24,000	674,880
Lucky Strike Entertainment Corp., Class C (B)	45,950	454,905
		2,970,939
Household Durables - 0.9%
Helen of Troy Ltd. (A)	21,150	464,877
KB Home	35,450	1,958,967
La-Z-Boy, Inc.	35,800	1,287,726
PulteGroup, Inc.	7,275	821,493
Sonos, Inc. (A)	86,300	932,903
		5,465,966
Household Products - 0.2%
Spectrum Brands Holdings, Inc.	24,275	1,298,955
Industrial REITs - 0.3%
LXP Industrial Trust	206,100	1,599,336
Insurance - 3.8%
Everest Group Ltd.	8,450	2,837,510
Fidelity National Financial, Inc.	101,000	5,699,430
Markel Group, Inc. (A)	3,613	7,255,952
Old Republic International Corp.	72,100	2,607,857
Transamerica Funds

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Insurance (continued)
Selective Insurance Group, Inc.	22,200	$ 1,730,934
United Fire Group, Inc.	44,200	1,173,510
Willis Towers Watson PLC	8,700	2,747,547
		24,052,740
Interactive Media & Services - 2.1%
IAC, Inc. (A)	155,141	6,097,041
Match Group, Inc.	199,400	6,833,438
		12,930,479
IT Services - 0.9%
ASGN, Inc. (A)	24,550	1,230,937
Cognizant Technology Solutions Corp., Class A	64,200	4,606,992
		5,837,929
Leisure Products - 0.4%
BRP, Inc. (B)	14,500	732,395
MasterCraft Boat Holdings, Inc. (A)	70,150	1,356,701
Polaris, Inc.	13,300	703,703
		2,792,799
Life Sciences Tools & Services - 2.0%
Azenta, Inc. (A)	26,400	863,280
Bio-Rad Laboratories, Inc., Class A (A)	24,724	5,981,972
IQVIA Holdings, Inc. (A)	28,700	5,334,182
Maravai LifeSciences Holdings, Inc., Class A (A)(B)	89,250	208,845
		12,388,279
Machinery - 1.8%
CNH Industrial NV	211,300	2,738,448
Columbus McKinnon Corp.	9,350	136,978
Douglas Dynamics, Inc.	16,000	457,600
Gencor Industries, Inc. (A)	52,250	761,805
Miller Industries, Inc.	25,850	1,053,387
Mueller Industries, Inc.	59,500	5,079,515
Oshkosh Corp.	6,200	784,486
		11,012,219
Media - 2.5%
EchoStar Corp., Class A (A)	59,626	1,943,211
GCI Liberty, Inc. (A)(C)(D)(E)	83,400	0
News Corp., Class A	196,600	5,764,312
Omnicom Group, Inc.	27,400	1,974,170
Perion Network Ltd. (A)	37,600	406,832
Sirius XM Holdings, Inc.	272,240	5,749,709
		15,838,234
Metals & Mining - 1.9%
Commercial Metals Co.	174,200	9,034,012
Kaiser Aluminum Corp.	19,450	1,503,679
Metallus, Inc. (A)	91,050	1,438,590
		11,976,281
Multi-Utilities - 2.9%
Dominion Energy, Inc.	176,587	10,321,510
	Shares	Value
COMMON STOCKS (continued)
Multi-Utilities (continued)
NiSource, Inc.	90,138	$ 3,826,358
Northwestern Energy Group, Inc.	81,100	4,355,070
		18,502,938
Office REITs - 0.1%
Piedmont Realty Trust, Inc., Class A	86,450	653,562
Oil, Gas & Consumable Fuels - 4.4%
Delek U.S. Holdings, Inc.	65,100	1,456,287
Expand Energy Corp.	18,900	1,980,342
Gulfport Energy Corp. (A)	5,200	905,476
HF Sinclair Corp.	173,000	7,601,620
Kinder Morgan, Inc.	181,600	5,095,696
Magnolia Oil & Gas Corp., Class A	213,250	5,079,615
Ovintiv, Inc.	51,650	2,126,947
REX American Resources Corp. (A)	52,150	2,726,402
Teekay Tankers Ltd., Class A	15,100	639,485
		27,611,870
Pharmaceuticals - 4.1%
Amphastar Pharmaceuticals, Inc. (A)	28,600	599,170
Innoviva, Inc. (A)	139,200	2,529,264
Jazz Pharmaceuticals PLC (A)	69,725	7,992,577
Perrigo Co. PLC	297,700	7,939,659
Supernus Pharmaceuticals, Inc. (A)	18,550	651,105
Viatris, Inc.	693,200	6,058,568
		25,770,343
Professional Services - 4.3%
Amentum Holdings, Inc. (A)	253,680	6,334,390
Clarivate PLC (A)(B)	980,800	3,776,080
FTI Consulting, Inc. (A)	2,000	332,700
Heidrick & Struggles International, Inc.	36,900	1,643,157
ICF International, Inc.	11,400	956,346
Jacobs Solutions, Inc.	38,200	5,419,434
KBR, Inc.	51,715	2,417,159
Leidos Holdings, Inc.	11,500	1,835,975
Science Applications International Corp.	12,750	1,421,370
SS&C Technologies Holdings, Inc.	34,300	2,931,964
		27,068,575
Real Estate Management & Development - 0.2%
Newmark Group, Inc., Class A	88,400	1,341,028
Residential REITs - 0.1%
Centerspace	13,800	751,134
Retail REITs - 0.5%
Agree Realty Corp.	26,100	1,871,370
Kite Realty Group Trust	65,700	1,444,086
		3,315,456
Semiconductors & Semiconductor Equipment - 2.1%
Cohu, Inc. (A)	70,200	1,253,772
Kulicke & Soffa Industries, Inc.	11,100	363,636
Magnachip Semiconductor Corp. (A)	122,750	503,275
MKS, Inc.	14,450	1,375,351
ON Semiconductor Corp. (A)	35,300	1,989,508
Onto Innovation, Inc. (A)	10,550	999,612
Transamerica Funds

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Silicon Motion Technology Corp., ADR	41,300	$ 3,161,102
Tower Semiconductor Ltd. (A)	50,500	2,310,375
Universal Display Corp.	8,375	1,209,350
		13,165,981
Software - 0.8%
Adeia, Inc.	151,250	1,958,688
Progress Software Corp.	57,700	2,774,216
		4,732,904
Specialized REITs - 1.1%
Gaming & Leisure Properties, Inc.	148,026	6,747,025
Specialty Retail - 1.9%
Abercrombie & Fitch Co., Class A (A)	24,350	2,338,087
Academy Sports & Outdoors, Inc.	14,600	741,534
American Eagle Outfitters, Inc.	69,800	753,840
Ulta Beauty, Inc. (A)	3,800	1,957,038
Urban Outfitters, Inc. (A)	51,700	3,891,976
Williams-Sonoma, Inc.	11,050	2,066,903
		11,749,378
Textiles, Apparel & Luxury Goods - 0.6%
Steven Madden Ltd.	36,250	870,181
Tapestry, Inc.	25,350	2,738,561
		3,608,742
Trading Companies & Distributors - 0.7%
WESCO International, Inc.	21,700	4,491,032
Total Common Stocks (Cost $495,380,148)		610,020,885
	Shares	Value
OTHER INVESTMENT COMPANY - 0.3%
Securities Lending Collateral - 0.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.27% (F)	2,145,291	$ 2,145,291
Total Other Investment Company (Cost $2,145,291)		2,145,291

	Principal	Value
REPURCHASE AGREEMENT - 3.6%
Fixed Income Clearing Corp., 1.80% (F), dated 07/31/2025, to be repurchased at $22,365,851 on 08/01/2025. Collateralized by a U.S. Government Obligations, 3.75% due 04/30/2027, and with a total value of $22,812,249.	$ 22,364,733	22,364,733
Total Repurchase Agreement (Cost $22,364,733)		22,364,733
Total Investments (Cost $519,890,172)		634,530,909
Net Other Assets (Liabilities) - (1.0)%		(6,529,755)
Net Assets - 100.0%		$ 628,001,154
INVESTMENT VALUATION:

Valuation Inputs (G)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (H)	Value
ASSETS
Investments
Common Stocks	$610,020,885	$—	$0	$610,020,885
Other Investment Company	2,145,291	—	—	2,145,291
Repurchase Agreement	—	22,364,733	—	22,364,733
Total Investments	$612,166,176	$22,364,733	$0	$634,530,909
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)
All or a portion of the security is on loan. The total value of the securities on loan is $8,709,219, collateralized by cash collateral of $2,145,291 and non-cash collateral, such as U.S. government securities of $6,829,121. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)
Security is Level 3 of the fair value hierarchy and is valued based on unobservable inputs (see Notes to Schedule of Investments). At July 31, 2025, the
total value of the securities is $0, representing less than 0.0% of the Fund’s net assets.

(D)	Fair valued as determined in good faith in accordance with TAM's procedures. At July 31, 2025, the total value of the securities is $0, representing 0.0% of the Fund’s net assets.
(E)	Security deemed worthless.
(F)	Rate disclosed reflects the yield at July 31, 2025.
Transamerica Funds

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
(G)
There were no transfers in or out of Level 3 during the period ended July 31, 2025. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

(H)	Level 3 security was not considered significant to the Fund.
PORTFOLIO ABBREVIATION(S):
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
Transamerica Funds

Transamerica Small/Mid Cap Value

NOTES TO SCHEDULE OF INVESTMENTS
At July 31, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica Small/Mid Cap Value (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at July 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Transamerica Funds

Transamerica Small/Mid Cap Value

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Funds